ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2022
ASSETS HELD FOR SALE
Schedule of details of SPEs held for sale

The table below shows the investments classified as held for sale on December 31, 2022:

	12/31/2022	12/31/2021	12/31/2020
Chapada Piauí I	144,574	124,484	124,484
Chapada Piauí II	176,117	164,847	164,847
Livramento Holding S.A.	80,317	98,359	—
Energética Águas da Pedra S.A.	286,774	—	—
Neoenergia Coelba	468	—	—
Neoenergia Cosern	63	—	—
Neoenergia Affluente T	45	—	—
Total Assets	688,359	387,690	289,331

Livramento Holding S.A.	170,448	168,381	—
Total Liabilities	170,448	168,381	—

Generation
ASSETS HELD FOR SALE
Schedule of main assets and liabilities classified as held for sale

	12/31/2022	12/31/2021	12/31/2020
Chapada Piauí I	144,574	124,484	124,484
Chapada Piauí II	176,117	164,847	164,847
Livramento Holding S.A.	80,317	98,359	—
Energética Águas da Pedra S.A.	286,774	—	—
Neoenergia Coelba	468	—	—
Neoenergia Cosern	63	—	—
Neoenergia Affluente T	45	—	—
Total Assets	688,359	387,690	289,331

Livramento Holding S.A.	170,448	168,381	—
Total Liabilities	170,448	168,381	—